Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 05, 2021
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 05, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 05, 2021
KFA Dynamic Fixed Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KFA Dynamic Fixed Income ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

KRANE SHARES TRUST

KFA Dynamic Fixed Income ETF

(the “Fund”)

Supplement dated January 5, 2021 to the currently effective Summary Prospectus and

Statutory Prospectus as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and should be read in conjunction with the Prospectus.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective March 6, 2021, the 80% policy relating to investments suggested by the name of KFA Dynamic Fixed Income ETF will be changed to the following:

Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the FTSE US High-Yield Treasury Rotation Index, to-be-announced transactions representing such components, and investment companies that seek to track the performance of a subset of the FTSE US High-Yield Treasury Rotation Index or of an index that is correlated to one of the three sub-indexes, or instruments that have economic characteristics similar to securities included in the FTSE US High-Yield Treasury Rotation Index.

As of that date, the first sentence of the first paragraph of the “Principal Investment Strategies” section of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Underlying Index, to-be-announced transactions representing such components, and investment companies that seek to track the performance of a subset of the Underlying Index or of an index that is correlated to one of the three sub-indexes, or instruments that have economic characteristics similar to securities included in the Underlying Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.